Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [abstract]
Balance - January 1	$ 119,219	$ 103,640
Acquisitions	2,366	14,954
Exercise of warrants	1,437	36
Share of loss	(3,950)	(7,657)
Share of other comprehensive income (loss)	(1,665)	1,506
Net gain on ownership dilution	1,847	10,381
Gain on deemed disposals	0	5,357
Transfers to other investments	0	(8,998)
Deemed issuance of Osisko common shares held by an associate	6,100	0
Balance - December 31	$ 125,354	$ 119,219